Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)
Significant Accounting Policies [Line Items]
Cash	$ 22,727		$ 22,727		$ 51,431	$ 670,352
Federal depository insurance coverage	250,000		250,000		250,000
Interest income	$ 278,500	$ 605,749	850,709	$ 1,894,408	2,230,500	609,787
Offering costs incurred			$ 1,600,914		$ 1,600,914
Shareholders equity						$ 45,930
Number of operating segment			1		1
Public Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity			$ 1,554,984		$ 1,554,984
Public Rights and Private Units [Member]
Significant Accounting Policies [Line Items]
Shareholders equity			$ 45,930		$ 45,930
Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity (in Shares) | shares	275,101		275,101		2,930,233
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Temporary equity (in Shares) | shares	5,750,000		5,750,000		5,750,000